Expense Example	Aug. 31, 2025 USD ($)
Neuberger International Core Equity ETF | Neuberger International Core Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Neuberger International Core Equity Premium Income ETF | Neuberger International Core Equity Premium Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	$ 106